UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Balanced Fund
(Institutional, Investor (formerly Class G), Service (formerly Class G1) and Class L)
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Bond	34.95%
Large Cap Equity	26.03
International Equity	13.99
Mid Cap Equity	11.02
Small Cap Equity	9.01
Fixed Interest Contract	5.00
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,061.30	$1.43
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	$1.40
Investor Class
Actual	$1,000.00	$1,060.00	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.11
Service Class
Actual	$1,000.00	$1,059.40	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.61
Class L
Actual	$1,000.00	$1,058.60	$4.44
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.36
* Expenses are equal to the Fund's annualized expense ratio of 0.28% for the Institutional Class, 0.62% for the Investor Class, 0.72% for the Service Class and 0.87% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests (0.20%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
22,014,096	Great-West Bond Index Fund Institutional Class(a)	$215,077,717

TOTAL BOND MUTUAL FUNDS — 34.97% (Cost $217,751,944)		$215,077,717
EQUITY MUTUAL FUNDS
6,822,485	Great-West International Index Fund Institutional Class(a)	67,610,832
15,136,587	Great-West S&P 500® Index Fund Institutional Class(a)	160,145,088
6,758,940	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	67,792,167
5,528,825	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	55,454,113
1,632,652	Northern Emerging Markets Equity Index Fund	18,481,619

TOTAL EQUITY MUTUAL FUNDS — 60.07% (Cost $339,471,601)		$369,483,819
Account Balance		Fair Value
FIXED INTEREST CONTRACT
30,770,626 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$30,770,626

TOTAL FIXED INTEREST CONTRACT — 5.00% (Cost $30,770,626)		$ 30,770,626
TOTAL INVESTMENTS — 100.04% (Cost $587,994,171)		$615,332,162
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (243,446)
TOTAL NET ASSETS — 100.00%		$615,088,716

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West SecureFoundation® Balanced Fund
ASSETS:
Investments at fair value, affiliated(a)	$596,850,543
Investments at fair value, unaffiliated(b)	18,481,619
Subscriptions receivable	363,119
Receivable for investments sold	394,358
Total Assets	616,089,639
LIABILITIES:
Payable for investments purchased	147,253
Payable for distribution fees	49,797
Payable for shareholder services fees	156,268
Payable to investment adviser	37,381
Redemptions payable	610,224
Total Liabilities	1,000,923
NET ASSETS	$615,088,716
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,965,243
Paid-in capital in excess of par	573,285,911
Net unrealized appreciation	27,337,991
Undistributed net investment income	45,284
Accumulated net realized gain	9,454,287
NET ASSETS	$615,088,716
NET ASSETS BY CLASS
Investor Class	$261,632,868
Service Class	$66,982,435
Class L	$221,779,426
Institutional Class	$64,693,987
CAPITAL STOCK:
Authorized
Investor Class	45,000,000
Service Class	30,000,000
Class L	40,000,000
Institutional Class	15,000,000
Issued and Outstanding
Investor Class	19,568,524
Service Class	4,953,777
Class L	18,663,435
Institutional Class	6,466,698
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.37
Service Class	$13.52
Class L	$11.88
Institutional Class	$10.00
(a) Cost of investments, affiliated	$572,190,393
(b) Cost of investments, unaffiliated	$15,803,778
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
Great-West SecureFoundation® Balanced Fund
INVESTMENT INCOME:
Interest, affiliated	$209,173
Dividends, affiliated	5,037,235
Dividends, unaffiliated	29
Total Income	5,246,437
EXPENSES:
Management fees	279,135
Shareholder services fees – Investor Class	423,310
Shareholder services fees – Service Class	116,303
Shareholder services fees – Class L	340,639
Distribution fees – Service Class	33,605
Distribution fees – Class L	245,981
Total Expenses	1,438,973
Less amount waived for management fees	68,099
Net Expenses	1,370,874
NET INVESTMENT INCOME	3,875,563
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,210,926
Net realized loss on investments, unaffiliated	(86,644)
Net Realized Gain	1,124,282
Net change in unrealized appreciation on investments	27,255,669
Net Realized and Unrealized Gain	28,379,951
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,255,514
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West SecureFoundation® Balanced Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$3,875,563	$8,603,895
Net realized gain	1,124,282	11,967,222
Net change in unrealized appreciation	27,255,669	10,977,405
Net Increase in Net Assets Resulting from Operations	32,255,514	31,548,522
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,576,880)	(3,890,690)
Service Class	(353,792)	(1,102,895)
Class L	(1,304,628)	(2,844,056)
Institutional Class	(666,373)	(882,988)
From net investment income	(3,901,673)	(8,720,629)
From net realized gains
Investor Class	-	(4,247,589)
Service Class	-	(1,392,663)
Class L	-	(2,963,938)
Institutional Class	-	(867,954)
From net realized gains	0	(9,472,144)
Total Distributions	(3,901,673)	(18,192,773)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	38,503,730	95,680,309
Service Class	9,741,512	33,473,968
Class L	48,526,412	113,027,551
Institutional Class	29,080,496	41,726,408
Shares issued in reinvestment of distributions
Investor Class	1,576,880	8,138,279
Service Class	353,792	2,495,558
Class L	1,304,628	5,807,994
Institutional Class	666,373	1,750,942
Shares redeemed
Investor Class	(17,056,642)	(26,042,893)
Service Class	(14,988,529)	(26,023,546)
Class L	(9,708,115)	(12,169,591)
Institutional Class	(8,336,426)	(4,035,483)
Net Increase in Net Assets Resulting from Capital Share Transactions	79,664,111	233,829,496
Total Increase in Net Assets	108,017,952	247,185,245
NET ASSETS:
Beginning of Period	507,070,764	259,885,519
End of Period(a)	$615,088,716	$507,070,764
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West SecureFoundation® Balanced Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,932,129	7,713,726
Service Class	734,876	2,681,833
Class L	4,156,912	10,048,135
Institutional Class	2,973,219	4,347,583
Shares issued in reinvestment of distributions
Investor Class	118,030	646,172
Service Class	26,388	196,181
Class L	109,817	516,371
Institutional Class	66,637	183,943
Shares redeemed
Investor Class	(1,297,882)	(2,088,421)
Service Class	(1,134,364)	(2,083,340)
Class L	(833,393)	(1,089,794)
Institutional Class	(848,209)	(417,866)
Net Increase	7,004,160	20,654,523
(a) Including undistributed net investment income:	$45,284	$71,394
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2017(Unaudited)	$12.69	0.09	0.67	0.76	(0.08)	-	(0.08)	$13.37	6.00% (e)
12/31/2016	$12.14	0.28	0.77	1.05	(0.24)	(0.26)	(0.50)	$12.69	8.73%
12/31/2015	$12.76	0.27	(0.35)	(0.08)	(0.22)	(0.32)	(0.54)	$12.14	(0.66%)
12/31/2014	$12.53	0.27	0.50	0.77	(0.21)	(0.33)	(0.54)	$12.76	6.13%
12/31/2013	$11.24	0.24	1.55	1.79	(0.20)	(0.30)	(0.50)	$12.53	16.09%
12/31/2012	$10.33	0.27	0.94	1.21	(0.20)	(0.10)	(0.30)	$11.24	11.77%
Service Class
06/30/2017(Unaudited)	$12.83	0.08	0.68	0.76	(0.07)	-	(0.07)	$13.52	5.94% (e)
12/31/2016	$12.26	0.25	0.79	1.04	(0.21)	(0.26)	(0.47)	$12.83	8.60%
12/31/2015	$12.86	0.21	(0.30)	(0.09)	(0.19)	(0.32)	(0.51)	$12.26	(0.73%)
12/31/2014	$12.62	0.21	0.55	0.76	(0.19)	(0.33)	(0.52)	$12.86	6.00%
12/31/2013	$11.32	0.23	1.56	1.79	(0.19)	(0.30)	(0.49)	$12.62	15.93%
12/31/2012	$10.40	0.25	0.96	1.21	(0.19)	(0.10)	(0.29)	$11.32	11.69%
Class L
06/30/2017(Unaudited)	$11.29	0.07	0.59	0.66	(0.07)	-	(0.07)	$11.88	5.86% (e)
12/31/2016	$10.88	0.28	0.62	0.90	(0.23)	(0.26)	(0.49)	$11.29	8.36%
12/31/2015	$11.50	0.25	(0.35)	(0.10)	(0.20)	(0.32)	(0.52)	$10.88	(0.87%)
12/31/2014	$11.33	0.18	0.49	0.67	(0.17)	(0.33)	(0.50)	$11.50	5.92%
12/31/2013	$10.21	0.22	1.38	1.60	(0.18)	(0.30)	(0.48)	$11.33	15.80%
12/31/2012	$ 9.43	0.22	0.85	1.07	(0.19)	(0.10)	(0.29)	$10.21	11.40%
Institutional Class
06/30/2017(Unaudited)	$ 9.52	0.09	0.49	0.58	(0.10)	-	(0.10)	$10.00	6.13% (e)
12/31/2016	$ 9.25	0.34	0.48	0.82	(0.29)	(0.26)	(0.55)	$ 9.52	9.08%
12/31/2015 (f)	$10.00	0.23	(0.52)	(0.29)	(0.26)	(0.20)	(0.46)	$ 9.25	(3.00%) (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$261,633	0.45% (i)	0.42% (i)	1.43% (i)	5% (e)
12/31/2016	$226,067	0.45%	0.43%	2.25%	11%
12/31/2015	$140,210	0.36%	0.34%	2.08%	13% (j)
12/31/2014	$ 70,113	0.10%	0.10%	2.09%	13%
12/31/2013	$ 31,438	0.10%	0.10%	1.98%	26%
12/31/2012	$ 12,257	0.10%	0.10%	2.47%	22%
Service Class
06/30/2017 (Unaudited)	$ 66,982	0.55% (i)	0.52% (i)	1.23% (i)	5% (e)
12/31/2016	$ 68,347	0.55%	0.53%	2.00%	11%
12/31/2015	$ 55,585	0.43%	0.41%	1.63%	13% (j)
12/31/2014	$ 60,352	0.20%	0.20%	1.63%	13%
12/31/2013	$ 46,948	0.20%	0.20%	1.89%	26%
12/31/2012	$ 22,558	0.20%	0.20%	2.27%	22%
Class L
06/30/2017 (Unaudited)	$221,779	0.70% (i)	0.67% (i)	1.22% (i)	5% (e)
12/31/2016	$171,966	0.70%	0.68%	2.50%	11%
12/31/2015	$ 62,597	0.63%	0.61%	2.16%	13% (j)
12/31/2014	$ 19,240	0.35%	0.35%	1.55%	13%
12/31/2013	$ 12,311	0.35%	0.35%	1.96%	26%
12/31/2012	$ 4,270	0.35%	0.35%	2.23%	22%
Institutional Class
06/30/2017 (Unaudited)	$ 64,694	0.10% (i)	0.08% (i)	1.91% (i)	5% (e)
12/31/2016	$ 40,692	0.10%	0.08%	3.54%	11%
12/31/2015 (f)	$ 1,493	0.10% (i)	0.07% (i)	3.50% (i)	13% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West SecureFoundation® Balanced Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.
Effective May 1, 2017, Class G and Class G1 changed names to Investor Class and Service Class, respectively. The Fund offers four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.
The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Semi-Annual Report - June 30, 2017

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2017:
Beginning Balance, January 01, 2017	$25,380,473
Total interest received	209,173
Purchases	6,147,009
Sales	(966,029)
Ending Balance, June 30, 2017	$30,770,626
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Fund considers the credit risk input to be a significant unobservable input. As of June 30, 2017, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

Semi-Annual Report - June 30, 2017

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
Federal tax cost of investments	$589,417,711
Gross unrealized appreciation on investments	29,967,651
Gross unrealized depreciation on investments	(4,053,200)
Net unrealized appreciation on investments	$25,914,451
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the Fund’s average daily net assets of the Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. The Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount the Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds, and to reduce its management fee by an amount equal to the difference between the shareholder services fees charged by GWL&A and any compensation received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class, Service Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following table is a summary of the transactions for each underlying investment during the period ended June 30, 2017, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Semi-Annual Report - June 30, 2017

Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Bond Index Fund Institutional Class	22,014,096	$178,609,544	$41,975,366	$7,531,247	$ (32,550)	$2,259,502	$215,077,717
Great-West International Index Fund Institutional Class	6,822,485	55,888,409	8,141,674	5,168,014	(345,013)	—	67,610,832
Great-West Life & Annuity Contract	30,770,626	25,380,473	6,147,009	966,029	—	209,173	30,770,626
Great-West S&P 500® Index Fund Institutional Class	15,136,587	131,042,051	24,815,986	5,216,416	1,359,411	1,930,728	160,145,088
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,758,940	55,543,590	12,229,274	2,833,947	184,257	495,319	67,792,167
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,528,825	45,408,525	12,243,956	3,364,984	44,821	351,686	55,454,113
					$1,210,926	$5,246,408	$596,850,543
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments were $107,865,658 and $28,411,469, respectively.
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West SecureFoundation Balanced Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class Shares (Initial Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three- and five-year periods ended December 31, 2016. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that, although the Fund underperformed its benchmark for the one-, three- and five-year periods ended December 31, 2016, the Fund was in the first quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the same periods. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fee payable by the Fund. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class Shares, the Board considered the fees payable by and the total expense ratios of a peer group of two funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was lower than the average and the same as the median contractual management fee of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer universe, was the lowest of its peer group and was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Fund has a higher advisory fee than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Fund and the differences in the range of services provided to the Fund and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017